9. Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Tables
Employee Benefits
	2015	2016	2017
Wages and salaries	5,066	7,445	7,475
Social security costs	583	807	931

	5,649	8,252	8,406